Fees and Commission Income - Summary of Fees and Commission Income (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Fee and commission income [abstract]
Fee from asset management and insurance distribution	€ 969	€ 987
Other fee and commission income	39	43
Fee and commission income	€ 1,008	€ 1,030

[1]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.